INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

NOTE 5:-     INVENTORIES

	December 31,
	2021	2020
Raw materials	$15,263	$13,376
Finished products	8,725	15,817

	$23,988	$29,193

In the years ended December 31, 2021, 2020 and 2019, the Group wrote-off inventories in the total amounts of $1,700, $4,175 and $4,493, respectively.